Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of expense for depreciation of right-of-use assets - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of expense for depreciation of right-of-use assets [Line Items]
Total depreciation of right-of-use assets	S/ 18,709	S/ 23,699	S/ 17,531
Cost of sales and services [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of expense for depreciation of right-of-use assets [Line Items]
Total depreciation of right-of-use assets	17,469	17,517	10,840
Administrative expenses [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of expense for depreciation of right-of-use assets [Line Items]
Total depreciation of right-of-use assets	1,240	815	961
Depreciation discontinued operations [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of expense for depreciation of right-of-use assets [Line Items]
Total depreciation of right-of-use assets		S/ 5,367	S/ 5,730